Income Tax	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Tax	Income Tax
Income tax for the years ended December 31, 2025, 2024, and 2023, comprised current income taxes, other taxes and deferred taxes. We are subject to corporate taxes, the solidarity surcharge and trade taxes. Our corporate tax rate in the reporting year remained unchanged (15.0%) as did the solidarity surcharge (5.5%)
whereas the average trade tax rate changed resulting in a combined income tax rate of 31.41% in the year ended December 31, 2025 (during the years ended December 31, 2024 and 2023: 27.6% and 27.1%, respectively). Deferred taxes are calculated with an average tax rate considered the enacted corporate in come tax rate deduction in Germany. BioNTech USA Holding, LLC is subject to Federal Corporate Income Tax (21.0%)
as well as State Income Tax in various state jurisdictions (effective rate of 3.31%). The deferred tax rates calculations basis remained unchanged compared to the previous period.
The following table illustrates the current and deferred taxes for the periods indicated:

	Years ended December 31,

(in millions €)	2025	2024	2023
Current income taxes	11.4	(2.3)	243.1
Deferred taxes	73.9	(10.1)	12.7
Income taxes expenses / (income)	85.3	(12.4)	255.8
The following table reconciles the expected income taxes to the income tax expenses. The expected income taxes were calculated using the combined income tax rate of BioNTech SE applicable to the Group and mentioned above which was applied to profit before taxes to calculate the expected income taxes.

	Years ended December 31,

(in millions €)	2025	2024	2023
Profit / (Loss) before tax	(1,050.8)	(677.7)	1,186.1
Expected tax credit	(330.0)	(186.8)	321.8
Effects
Deviation due to local tax basis	11.9	12.6	6.6
Deviation due to deviating income tax rate (Germany and foreign countries)	(17.1)	6.6	(0.1)
Change in valuation allowance	68.3	(16.4)	(14.3)
Effects from tax losses and tax credits	321.1	241.1	(66.5)
Change in deferred taxes due to tax rate change	2.7	9.1	(2.4)
Non-deductible expenses and other permanent differences	41.0	(49.1)	3.1
Non tax-effective income	(5.0)	(2.1)	(0.6)
Non tax-effective share-based payment expenses	(0.6)	(37.2)	7.7
Tax-effective equity transaction costs	(0.6)	—	—
Adjustment prior year taxes	(9.8)	—	5.5
Non-tax effective bargain purchase	—	—	—
Other effects	3.4	9.8	(5.0)
Income taxes	85.3	(12.4)	255.8
Effective tax rate	(8.1%)	1.8%	21.6%
Deferred Taxes
Deferred taxes for the periods indicated relate to the following:

Year ended December 31, 2025
(in millions €)	January 1, 2025	Recognized in P&L	Recognized in OCI	Recognized through business combinations	Recognized directly in equity	December 31, 2025
Fixed assets	3.1	57.5	—	(54.4)	—	6.2
Right-of-use assets	(64.9)	4.8	—	—	—	(60.1)
Inventories	81.9	(27.0)	—	—	—	54.9
Trade and other receivables	(502.1)	489.2	—	—	—	(12.9)
Lease liabilities	70.5	(8.7)	—	—	—	61.8
Contract liabilities	(90.3)	(110.6)	—	—	—	(200.9)
Interest-bearing loans and borrowings	25.2	(6.2)	—	—	—	19.0
Net employee defined benefit liabilities	0.7	0.1	(0.2)	—	—	0.6
Share-based payments	77.4	(16.0)	—	—	(33.3)	28.1
Other provisions	14.2	10.7	—	—	—	24.9
Other (incl. deferred expenses)	368.2	(415.2)	—	(2.1)	—	(49.1)
Tax losses / tax credits	387.8	234.3	—	50.1	(6.5)	665.7
Deferred tax assets net (before valuation adjustment)	371.7	212.9	(0.2)	(6.4)	(39.8)	538.2
Valuation adjustment	(332.4)	(286.8)	—	(11.5)	21.7	(609.0)
Deferred tax assets / (liabilities), net (after valuation adjustment)	39.3	(73.9)	(0.2)	(17.9)	(18.1)	(70.8)
Thereof deferred tax assets	81.7	(124.3)	—	74.2	(18.1)	13.5
Thereof deferred tax liability	(42.4)	50.4	(0.2)	(92.1)	—	(84.3)

Year ended December 31, 2024
(in millions €)	January 1, 2024	Recognized in P&L	Recognized in OCI	Recognized through business combinations	Recognized directly in equity	December 31, 2024
Fixed assets	(8.4)	11.5	—	—	—	3.1
Right-of-use assets	(56.6)	(8.3)	—	—	—	(64.9)
Inventories	113.6	(31.7)	—	—	—	81.9
Trade and other receivables	(90.0)	(412.1)	—	—	—	(502.1)
Lease liabilities	57.2	13.3	—	—	—	70.5
Loans and borrowings	4.8	20.4	—	—	—	25.2
Contract liabilities	(43.0)	(47.3)	—	—	—	(90.3)
Net employee defined benefit liabilities	0.6	0.1	—	—	—	0.7
Other provisions	9.8	4.4	—	—	(85.0)	14.2
Share-based payments	142.1	20.3	—	—	—	77.4
Other (incl. deferred expenses)	(44.9)	413.1	—	—	—	368.2
Tax losses / tax credits	94.4	230.2	63.2	—	—	387.8
Deferred tax assets net (before valuation adjustment)	179.6	213.9	63.2	—	(85.0)	371.7
Valuation adjustment	(138.0)	(133.9)	(60.5)	—	—	(332.4)
Deferred tax assets / (liabilities), net (after valuation adjustment)	41.6	80.0	2.7	—	(85.0)	39.3
Thereof deferred tax assets	81.3	82.7	2.7	—	(85.0)	81.7
Thereof deferred tax liability	(39.7)	(2.7)	—	—	—	(42.4)
As of December 31, 2025, our accumulated tax losses comprised tax losses of German entities that were incurred within and prior to the establishment of a tax group with BioNTech SE or by entities that are not within the tax group or U.S. tax group. Our accumulated tax losses for the periods indicated amounted to the following:

	Years ended December 31,

(in millions €)	2025	2024	2023
Corporate tax	2,604.0	1,236.7	260.7
Trade tax	2,077.1	989.6	140.1

	Years ended December 31,

(in millions €)	2025	2024	2023
Federal tax credits	27.3	25.4	21.3
State tax credits	8.9	7.1	8.7
Up until the year ended December 31, 2025, deferred tax assets on tax losses were only partially recognized, as there was not sufficient probability in terms of IAS 12 that future taxable profits will be available against which all the unused tax losses could be utilized.
The amount of deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized in the statement of financial position as of December 31, 2025, is €4,220.6 million (December 31, 2024: €2,028.8 million). Therefore, as of December 31, 2025, we have not recognized deferred tax assets for unused tax losses and temporary differences in an amount of €609.0 million
(December 31, 2024: €332.4 million, December 31, 2023: €138.0 million).
As of December 31, 2025, all previously recognized deferred tax assets for unused U.S. federal and state tax losses,  tax credits, and deductible temporary differences were derecognized, resulting in deferred tax expense of €68.4 million, as there is not sufficient probability in terms of IAS 12 that future taxable income will be available against which these unused deferred tax assets can be utilized. The material unrecognized U.S. federal and state tax losses and tax credits will begin to expire in 2036.
We do not recognize deferred tax liabilities for taxable temporary differences associated with investments in subsidiaries, in cases where we are able to control the timing of the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. The aggregate amount of temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, is €34.3 million (December 31, 2024: €14.5 million).
The global minimum taxation for large multinational groups (known as The Pillar Two regulations) based on Base
Erosion and Profit Shifting (BEPS) project by the Organization for Economic Co-operation and Development
(OECD) were transposed into German law at the end of 2023 (MinStG) and came into force on January 1, 2024.
We do fall within the scope of these regulations. As of December 31, 2024 we carried out an analysis to determine the impact and jurisdictions from which we are exposed to potential effects in connection with a Pillar
Two top-up tax. It was checked whether the CbCR Safe Harbor Regulations were fulfilled. In Jurisdictions where the CbCR Regulations do not apply, the effective tax rate was calculated on a simplified basis. Since our relevant effective tax rate calculated for Pillar Two purposes is mainly above 15% in all jurisdictions in which it operates, it has been determined that we are not materially subject to Pillar Two top-up taxes. We apply the exception in IAS
12, according to which no deferred tax assets and liabilities are recognized in connection with the second pillar
(Pillar Two) income taxes of the OECD and no disclosures are made in this regard. We closely monitor the progress of the legislative process in each country in which we operate.